Other Liabilities, Provisions and Commitments - Summary of Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Taxes payable	$ 38	$ 38
Debt with former shareholders	1,632	1,514
Other	249	241
Other non-current liabilities	$ 1,919	$ 1,793